DEBT	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
DEBT [Text Block]

11. DEBT

Euro credit facility

The Company, through FGH, has a credit facility for 1.0 million Euro with Hypoverinsbank, secured by the trade and other receivables of one of the subsidiaries of FGH. As of June 30, 2023, the outstanding amount was 1.0 million Euros ($1.1 million USD). The credit facility has a rate of Euro Interbank Offer Rate ("Euribor") plus 2.95% per year and was originally due January 10, 2023. The Company and the bank agreed to renew the credit facility on January 10, 2023, under the same terms. The interest on the credit facility resets every two months and the interest on the outstanding balance is paid monthly. There arrangement is open ended without a predetermined maturity date.

JustCBD insurance premium loan

The Company, through JustCBD, entered into a loan agreement for $0.2 million with ClassicPlan Premium Financing, Inc, to finance the purchase of certain insurance policies. The loan is secured by the insurance policies, including all rights to cancel and to receive all unearned premiums, commissions, broker fees and other refunds arising out of these policies. As of June 30, 2023, the outstanding amount was $0.1 million. The loan has a rate of 10.1% per year and is due December 8, 2023. The Company makes monthly principal and interest payments of less than $0.1 million.

12. DEBT

Euro credit facility

The Company, through FGH, has a credit facility for 1.0 million Euro, secured by the trade and other receivables of one of the subsidiaries of FGH. As of December 31, 2022, the outstanding amount was 1.0 million Euros ($1.1 million USD). The credit facility has a rate of Euro Interbank Offer Rate (“Euribor”) plus 2.95% per year and is due January 10, 2023. The Company and the bank agreed to renew the credit facility on January 10, 2023, under the same terms. The credit facility will now be due May 10, 2023. The interest on the credit facility resets every two months and the interest on the outstanding balance is paid monthly. There arrangement is open ended without a predetermined maturity date.